Schedule of Summarized Financial Information for Equity Investees Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Current assets	$ 3,983
Noncurrent assets	7,748
Total assets	11,731
Current liabilities	4,692
Noncurrent liabilities	5
Equity	7,034
Total liabilities and equity	$ 11,731